Annuity Investors®
Life Insurance Company
May 1, 2009
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account C
Flex(b)Variable Annuity
File Nos. 333-148444 and 811-21095
Rule 497(j) Certification
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account C (the “Registrant”) certifies that:
(1)	the form of prospectus and Statement of Additional Information for the Flex(b) Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 1) to the Registrant’s Registration Statement; and

(2)	the text of the most recent Post-Effective Amendment was filed electronically on April 27, 2009.
Please address any questions or comments about this filing to Karen McLaughlin at 513.412.1465.

Sincerely yours,

Annuity Investors Life Insurance Company

By:	/s/ John P. Gruber John P. Gruber
Senior Vice President, General Counsel and
Secretary
525 Vine Street, 7th Floor, Cincinnati, Ohio 45202
Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423
800.789.6771 Fax 513.412.3766